Document And Entity Information	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Xperi Inc.
Entity Central Index Key	0001788999
Entity Emerging Growth Company	true
Entity File Number	001-41486
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-4470363
Entity Address, Address Line One	2190 Gold Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	408
Local Phone Number	519-9100
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XPER
Security Exchange Name	NYSE